Stockholders’ Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Equity [Abstract]
Stockholders’ Equity

12. Stockholders’ Equity

Under the Company’s Certificate of Second Amendment to the Amended and Restated Certificate of Incorporation (“Certificate”), effective April 25, 2024, the Company is authorized to issue 35,000,000 shares of Common Stock and 20,000,000 shares of preferred stock, par value $.001 per share.

On February 19, 2024, the Company entered into the Preferred Purchase Agreement, pursuant to which the Company agreed to issue and sell, in a private placement (the “Offering”), (i) 6,586 shares of Series B-1 Convertible Preferred Stock, par value $0.001 per share (the “Series B-1 Preferred Stock”), and (ii) the 2024 Preferred Warrants to purchase 8,000 shares of Series B-3 Convertible Preferred Stock, par value $0.001 per share (the “Series B-3 Preferred Stock”) for an aggregate offering price of $8.0 million. Each share of Series B-1 Preferred Stock was sold for $1,000 per share and the consideration for each 2024 Preferred Warrant was $0.125 per share of common stock that each share of Series B-3 Preferred Stock may be converted into (or 11,309,019 common stock shares). The conversion price of Series B Preferred Stock is $0.7074 per share of Common Stock, such that each Series B share is convertible into 1,413.6 shares of the Common Stock. The net proceeds received were approximately $7.3 million, after deducting fees paid to the placement agent and other offering expenses payable by the Company.

On February 22, 2024, concurrent with the closing of the Offering, in exchange for the conversion of 1,780 shares of Series B-1 Preferred Stock, the Company issued 2,516,785 shares of common stock. Pursuant to the Certificate, upon the Company’s stockholders’ May 2024 approval of an increase in the authorized shares of Common Stock (“Stockholder Approval”), the remaining 4,806 shares of Series B-1 Preferred Stock automatically converted into Series B-2 Preferred Stock (as a conversion to common stock would have caused the holders to exceed their respective beneficial ownership limitations), with 6,793,893 shares of common stock issuable upon conversion of the Series B-2 Preferred Stock. Also, following the Stockholder Approval, upon any liquidation event, the assets of the Company available for distribution to its stockholders will be distributed among the holders of the shares of Series B Preferred Stock and Common Stock, pro rata, based on the number of shares held by each such holder, treating for this purpose, all shares of Series B Preferred Stock as if they had been converted to Common Stock. With the removal of the liquidation preference to Series B Preferred, the requirement for mezzanine classification was eliminated and the Series B Preferred Stock is classified as permanent equity as of September 30, 2024. (Note 13. Redeemable Preferred Stock.)

On May 13 and 14, 2024, of the 8,000 2024 Preferred Warrants, 7,998 were exercised to purchase shares of the Company’s Series B-3 Convertible Preferred stock, par value $0.001 per share, for net proceeds of $7.4 million, net of fees paid to the placement agent, while two warrants expired due to non-issuance of fractional shares. All 2024 Preferred Warrants issued in the Offering have now been exercised or expired, with 11,306,192 shares of common stock issuable upon conversion of the 7,998 shares of Series B-3 Convertible Preferred Stock. As of September 30, 2024 following the conversion of 111 shares of Series B-2 Preferred Stock and 905 shares of Series B-3 Preferred Stock into Common Stock, there were 11,788 shares of Series B Preferred issued and outstanding.

Pursuant to the Preferred Purchase Agreement, the Company is entitled to appoint two independent directors designated by Rosalind Advisors, Inc to the Company’s Board.

Amendment to Articles of Incorporation – Series B Preferred Stock

Pursuant to the terms of the Preferred Purchase Agreement, on February 20, 2024, the Company filed the Certificate of Designation with the Delaware Secretary of State designating 6,586 shares of its authorized and unissued preferred stock as Series B-1 Preferred Stock, 6,586 shares as Series B-2 Preferred Stock and 8,000 shares as Series B-3 Convertible Preferred Stock, with a par value of $0.001 per share (collectively the “Series B Preferred Stock”).

Series B Preferred Stock Rights:

Voting Rights. Subject to certain limitations described in the Certificate of Designation, the Series B Preferred Stock is voting stock. Holders of the Series B Preferred Stock are entitled to vote together with the Common Stock on an as-if-converted-to-Common-Stock basis. Holders of Common Stock are entitled to one vote for each share of Common Stock held on all matters submitted to a vote of stockholders. Accordingly, holders of Series B Preferred Stock will be entitled to one vote for each whole share of Common Stock into which their Series B Preferred Stock is then convertible on all matters submitted to a vote of stockholders.

Conversion. Subject to certain beneficial ownership limitations, at the option of the Holder, each share of Series B Preferred Stock is convertible into shares of Common Stock at the applicable Conversion Price, rounded down to the nearest whole share. The conversion price for the Series B Preferred Stock is $0.7074 per share of Common Stock, subject to adjustment in the event of any stock dividend, stock split, combination or other similar recapitalization. Following the Stockholder Approval, each share of Series B-1 Preferred Stock was automatically converted into either Common Stock or, to the extent the conversion would cause a holder to exceed its beneficial ownership limitation, shares of Series B-2 Preferred Stock.

Liquidation. Following the Stockholder Approval, in the event of any voluntary or involuntary liquidation, dissolution or winding up of the Company, including a change of control transaction, or Deemed Liquidation Event, as defined in the Certificate of Designation (any such event, a “Liquidation”), the assets of the Company available for distribution to its stockholders shall be distributed among the holders of the shares of Series B Preferred Stock and Common Stock, pro rata based on the number of shares held by each such holder, treating for this purpose all shares of Series B Preferred Stock as if they had been converted to Common Stock pursuant to the terms of the Certificate of Designation immediately prior to such Liquidation, without regard to any limitations on conversion set forth in the Certificate of Designation or otherwise.

Participation Right. For a period of one year following the closing of the Offering, the purchasers will have the right to participate as an investor in any securities offering consummated by the Company.

Common Stock:

The holders of Common Stock are entitled to one vote for each share held. Common Stockholders are not entitled to receive dividends, unless declared by the Board. The Company has not declared dividends since inception. In the event of liquidation of the Company, dissolution or winding up, the holders of Common Stock are entitled to share ratably in all assets remaining after payment of liabilities. The Common Stock has no preemptive or conversion rights or other subscription rights. There are no redemption or sinking fund provisions applicable to the Common Stock. The outstanding shares of Common Stock are fully paid and non-assessable. As of September 30, 2024, there were 6,529,792 shares of Common Stock outstanding.

Issuance of Common Stock Pursuant to the Exercise of 2023 Pre-Funded Warrants and Conversion of Series B-1 Preferred Stock

On January 8, 2024 and February 2, 2024, an investor exercised 167,000 and 888,000 pre-funded warrants to purchase the Company’s common stock, par value $0.001 per share (the “Pre-Funded Warrants”), respectively, and purchased a total of 1,055,000 shares of common stock at an exercise price of $.0001 per share, resulting in negligible net proceeds.

18. Stockholders’ Equity

Under the Company’s Certificate of Amendment to the Amended and Restated Certificate of Incorporation, effective July 3, 2023, the Company is authorized to issue 15,000,000 shares of common stock, par value $0.001 per share and 20,000,000 shares of preferred stock, par value $0.001 per share. See Note 2. Summary of Significant Accounting Policies for information relating to the Reverse Stock Split.

The holders of common stock are entitled to one vote for each share held. Common stockholders are not entitled to receive dividends, unless declared by the Board of Directors. The Company has not declared dividends since inception. In the event of liquidation of the Company, dissolution or winding up, the holders of common stock are entitled to share ratably in all assets remaining after payment of liabilities. The common stock has no preemptive or conversion rights or other subscription rights. There are no redemption or sinking fund provisions applicable to the common stock. The outstanding shares of common stock are fully paid and non-assessable.

Registered Public Offering - On October 30, 2023, the Company entered into a securities purchase agreement (“2023 Purchase Agreement”) with an institutional investor for the purchase and sale, in a registered public offering (the “Public Offering”) by the Company of: (i) 150,000 shares of Common Stock at a combined offering price of $3.74, (ii) 1,055,000 pre-funded warrants to purchase up to 1,055,000 shares of Common Stock (the “Pre-Funded Warrants”) at a combined offering price of $3.7399 and (iii) 1,205,000 warrants to purchase up to 1,807,500 shares of Common Stock (the “Common Warrants”), resulting in gross proceeds of approximately $4.5 million. The Public Offering closed on November 2, 2023.

The Common Warrants are exercisable upon issuance, will expire five years following the date of issuance and have an exercise price of $3.55 per share. The Pre-Funded Warrants are exercisable upon issuance, will expire five years following the date of issuance and have an exercise price of $0.0001 per share.

Warrant Amendment

On October 30, 2023, in connection with the 2023 Purchase Agreement, the Company entered into an amendment to amend the 2022 Purchase Warrant and the 2022 Inducement Warrant (the “Existing Warrants Amendment”) pursuant to which the Company agreed, effective November 2, 2023, to (i) revise the exercise price of the Existing Warrants to $3.55 and (ii) extend the date until which the Existing Warrants can be exercised until November 2, 2028. No other terms of the Existing Warrants were revised or changed.

As a result of this amendment to the Existing Warrants, the Company recorded an inducement expense on modification of common stock warrants in the amount of $1.0 million. The loss represents the increase in fair value of the Existing Warrants, as amended. The increase in fair value was calculated as the difference in value immediately before and after modification using the Black-Scholes option pricing model. The fair value of the Existing Warrants was determined to be $0.4 million immediately prior to the modification in accordance with the following key assumptions:

	2022 Purchase	2022 Inducement
Stock price	$4.90	$4.90
Expiration term (in years)	4.04	3.08
Volatility	90.0%	90.0%
Risk-free Rate	4.66%	4.72%
Dividend yield	0.0%	0.0%

The fair value of the Existing Warrants was determined to be $1.4 million immediately after the modification in accordance with the following key assumptions:

	2022 Purchase	2022 Inducement
Stock price	$4.90	$4.90
Expiration term (in years)	5.00	5.00
Volatility	90.0%	90.0%
Risk-free Rate	4.60%	4.60%
Dividend yield	0.0%	0.0%

Warrants – The details of all outstanding warrants as of December 31, 2023 were as follows:

	Warrant Shares	Weighted Average Exercise Price
Balance, December 31, 2021	219,477	$99.69
Issued	463,686	35.77
Exercised	(221,307)	20.92
Balance, December 31, 2022	461,856	52.29
Issued	2,862,500	2.24
Exercised	-
Balance, December 31, 2023	3,324,356	$2.46

Reverse Stock Split - On July 3, 2023 Biofrontera Inc. effected a 1-for-20 reverse stock split (the “Reverse Stock Split”) of the issued and outstanding shares of the Company’s common stock, $0.001 par value (the “Common Stock”). The Common Stock began trading on the Nasdaq Capital Market on a post-split basis on July 5, 2023.

All information included in these consolidated financial statements has been adjusted, on a retrospective basis, to reflect the Reverse Stock Split as if it had been effective from the beginning of the earliest period presented, unless otherwise stated. All outstanding securities entitling their holders to purchase shares of Common Stock or acquire shares of Common Stock, including stock options, restricted stock units, and warrants, were adjusted as a result of the Reverse Stock Split, as required by the terms of those securities.

Exercise of 2021 Purchase Warrant and Issuance of 2022 Inducement Warrant – On July 26, 2022, the Company entered into the Reprice and Reload Offer of Common Stock Purchase Warrants (the “Inducement Letter”) with the holder of the Company’s 2021 Purchase Warrant (the “Investor”). The Investor agreed to exercise for cash, the 2021 Purchase Warrant, in exchange for the Company’s agreement to (i) lower the exercise price of the 2021 Purchase Warrant from $105.00 to $32.40 per share and (ii) issue the 2022 Inducement Warrant to purchase up to 214,286 shares of common stock. The Company received proceeds of $4.6 million, from the exercise of the 2021 Purchase Warrant and expensed the related issuance costs of $0.3 million. The 2021 Purchase Warrant modification along with the fair value of the 2022 Inducement Warrant of $2.6 million was expensed as warrant modification expense in the accompanying consolidated statement of operations for the year ended December 31, 2022.

Private Placement – On May 16, 2022, the Company entered into a Securities Purchase Agreement (“May 2022 PIPE”). In the May 2022 PIPE, the Company issued for the gross cash receipts of $9.4 million (i) 92,500 shares of the common stock, (ii) a warrant to purchase up to 170,950 shares of the common stock (“2022 Purchase Warrant”) and (iii) a warrant to purchase up to 78,450 shares of the common stock (“2022 Pre-Funded Warrant”). The purchase price for one share of common stock (or common stock equivalent) and a warrant to purchase one share of common stock was $55.00. In connection with the 2023 Purchase Agreement, the Company entered into the Amendment to Common Stock Purchase Warrants effective November 2, 2023, to (i) revise the exercise price from $55.40 to $3.55 and (ii) extend the date which the warrant can be exercised from November 18, 2027 until November 2, 2028 for the 2022 Purchase Warrant. Because the warrants are accounted for as liabilities, the May 2022 PIPE proceeds were allocated the first to the warrants based on their fair value with the remaining proceeds allocated to common stock and additional paid in capital.

The 2022 Pre-Funded Warrant had a term of exercise equal to five (5) years with a nominal exercise price of $0.02 per share and was exercised on July 14, 2022, for a total of 78,450 shares of common stock, resulting in negligible net proceeds. As of December 31, 2023, there were no 2022 Pre-Funded Warrants outstanding.

Adoption of a stockholder rights plan. On October 13, 2022 the Company’s Board of Directors (“Board”) authorized and declared a dividend distribution of one Preferred Stock Purchase Right (a “Right”) for each outstanding share of common stock to stockholders of record as of the close of business on October 24, 2022. In addition, one Right will automatically attach to each share of Common Stock issued between the record date of the distribution and the earlier of the distribution date and the expiration date of the Rights. Each Right entitles the registered holder to purchase from the Company a unit consisting of one ten-thousandth of a share (a “Unit”) of Series A Junior Participating Cumulative Preferred Stock, par value $0.001 per share, of the Company at a cash exercise price of $5.00 per Unit, subject to adjustment, under certain conditions. The complete terms of the Rights are set forth in the Stockholder Rights Agreement, dated October 13, 2022, as amended by Amendment No. 1 to the Stockholder Rights Agreement, dated as of April 26, 2023, between the Company and Computershare Trust Company, N.A, as Rights agent.

While the stockholder rights plan described above (the “Rights Plan”) became effective immediately, the Rights would become exercisable only if a person or group, or anyone acting in concert with such a person or group, acquires beneficial ownership, as defined in the Rights Agreement, of 20% or more of the Company’s issued and outstanding common stock in a transaction not approved by the Board. The Rights Plan will expire on June 30, 2026.

Under the Rights Plan, a person or group who beneficially owned 20% or more of the Company’s outstanding Common Stock prior to the first public announcement of the Rights Plan on October 14, 2022 will not trigger the Rights so long as they do not acquire beneficial ownership of any additional shares of Common Stock at a time when they still beneficially own 20% or more of such Common Stock.

Series A Junior Participating Cumulative Preferred Stock. In connection with the adoption of the Rights Plan, the Board approved a Certificate of Designations of Series A Junior Participating Cumulative Preferred Stock which designates the rights, preferences and privileges of 5,000 shares of Preferred Stock. The Certificate of Designations was filed with the Secretary of State of Delaware and became effective on October 13, 2022.

Exchange Agreement – On October 25, 2022, the Company entered into private exchange agreements with certain holders of options to acquire ordinary shares, nominal value €1.00 per share, of Biofrontera AG pursuant to which the parties agreed to a negotiated private exchange, and closed on a series of private exchanges of 3,148,042 shares of the Company’s common stock in exchange for the AG Options.